Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Related Party Transactions

19) Related Party Transactions

(a) Related Parties

Prior to the IPO, the Partnership’s predecessor operated as an integrated part of KNOT. KNOT is owned 50% by TSSI and 50% by NYK Europe.

The Partnership’s vessels that operate under time charters are subject to technical management agreements pursuant to which certain crew, technical and commercial management services are provided by KNOT Management or KNOT Management Denmark, each of which is a 100% owned subsidiary of KNOT. Under these technical management agreements, the Partnership’s subsidiaries pay fees to and reimburse the costs and expenses of KNOT Management. With respect to the Partnership’s vessels that operate under bareboat charters, the customer is responsible for providing the crew, technical and commercial management of the vessel. However, each of the vessels operating under bareboat charters are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.

The Partnership is a party to an administrative services agreement with KNOT UK, pursuant to which KNOT UK provides administrative services, and KNOT UK is permitted to subcontract certain of the administrative services provided under the administrative services agreement to KOAS UK and KOAS. On May 7, 2015, the Partnership entered into an amendment to the administrative services agreement, which allows KNOT UK to also subcontract administrative services to KNOT Management.

The amounts of such costs and expenses included in the consolidated statements of operations for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31,
(U.S. Dollars in thousands)	2024	2023	2022
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$28,008	$28,682	$14,531
Gain from disposal of vessel (2)	703	—	—
Operating expenses:
Vessel operating expenses (3)	19,028	16,507	15,828
Voyage expenses and commissions (4)	15	70	59
Technical and operational management fee from KNOT to Vessels (5)	12,490	10,461	9,265
Operating expenses from other related parties (6)	1,730	801	799
General and administrative expenses:
Administration fee from KNOT Management (7)	1,264	1,189	1,356
Administration fee from KOAS (7)	826	631	699
Administration fee from KOAS UK (7)	68	71	76
Administration and management fee from KNOT (8)	26	64	59
Total income (expenses)	$(6,736)	$(1,112)	$(13,610)

	At December 31,	At December 31,	At December 31,
(U.S. Dollars in thousands)	2024	2023	2022
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (9)	$10	$135	$156
Drydocking supervision fee from KOAS (9)	—	(77)	96
Equipment purchased from Knutsen Ballast Water AS (10)	70	577	1,148
Total	$80	$635	$1,400
(1)	Time charter income from KNOT: The Bodil Knutsen has operated under a time charter with Knutsen Shuttle Tankers Pool AS, a subsidiary of KNOT, since the second quarter of 2021. The Hilda Knutsen commenced a time charter with Knutsen Shuttle Tankers Pool AS in the third quarter of 2022. The Torill Knutsen commenced a time charter with Knutsen Shuttle Tankers Pool AS in the first quarter of 2023. The Ingrid Knutsen commenced a time charter with Knutsen Shuttle Tankers Pool AS in the second quarter of 2024. The Dan Cisne commenced a time charter with Knutsen Shuttle Tankers Pool AS in the second quarter of 2024.
(2)	Gain from disposal of vessel: On September 3, 2024, the Partnership acquired from KNOT the Tuva Knutsen, and simultaneously the Partnership sold to KNOT the Dan Cisne. The purchase price for the Tuva Knutsen Acquisition was $97.5 million less $69.0 million of outstanding debt plus $0.4 million of capitalized fees related to the credit facility secured by the Tuva Knutsen. The sale price for the Dan Cisne Sale was $30 million. These purchase and sale prices resulted in a net payment of $1.1 million paid by KNOT to the Partnership on September 3, 2024 in addition to customary adjustments relating to working capital related to the Tuva Knutsen and the Dan Cisne. See Note 24—Acquisitions.
(3)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services.
(4)	Voyage expenses and commissions: As of December 31, 2024 and 2023, the Ingrid Knutsen and the Torill Knutsen had completed spot voyages where Knutsen Shuttle Tankers Pool AS has earned a 1.25% commission. As of December 31, 2022 the Windsor Knutsen and the Torill Knutsen had completed spot voyages where Knutsen Shuttle Tankers Pool AS has earned a 1.25% commission.
(5)	Technical and operational management fee, from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(6)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by the Partnership’s Chairman of the Board, Trygve Seglem, and by other third-party shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to Eastern European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per such crew member onboard a vessel. Level Power & Automation AS, a company that provides the Partnership’s vessels with equipment and inspection services, is owned by Level Group AS, where Trygve Seglem, his family and members of TSSI management have significant influence.
(7)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include compensation and benefits of KNOT Management’s management and administrative staff on a time-spent basis as well as other general and administration expenses. Some services are also provided by KOAS and KOAS UK. Net costs are total administration cost plus a 5% margin. As such, the level of administration costs charged to the Partnership can vary from year to year based on the administration and financing services provided each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of statutory financial statements.
(8)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(9)	Drydocking supervision fee from KNOT Management, KNOT Management Denmark and KOAS: KNOT Management, KNOT Management Denmark and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.
(10)	Equipment purchased from Knutsen Ballast Water AS: As part of the scheduled drydocking of the Carmen Knutsen that commenced in the fourth quarter of 2022 until the first quarter of 2023, a ballast water treatment system was installed on the vessel. As part of the scheduled drydocking of the Torill Knutsen in the fourth quarter of 2023, a ballast water treatment system was installed on the vessel. As of December 31, 2023, parts of the system had been purchased from Knutsen Ballast Water AS, a subsidiary of TSSI, for $0.58 million. During the scheduled drydocking of the Windsor Knutsen in 2022, a ballast water treatment system was installed on the vessel. As of December 31, 2022, parts of the systems installed on the Windsor Knutsen and the Carmen Knutsen had been purchased from Knutsen Ballast Water AS for $1.15 million.

(b) Transactions with Management and Directors

Trygve Seglem, the Chairman of the Partnership’s board of directors and the President and CEO of KNOT, controls Seglem Holding AS, which owns 100% of the equity interest in TSSI, which controls KOAS. TSSI owns 50% of the equity interest in KNOT. NYK, which owns 50% of the equity interest in KNOT, has management and administrative personnel on secondment to KNOT. Mr. Seglem, along with other third-party shipping companies in Haugesund, also jointly owns Simsea Real Operations AS.

See the footnotes to Note 19(a)—Related Party Transactions—Related Parties for a discussion of the allocation principles for KNOT’s administrative costs, including management and administrative staff, included in the consolidated statements of operations.

(c) Amounts Due from and Due to Related Parties

Balances with related parties consisted of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2024	2023
Balance Sheet:
Trading balances due from KOAS	$427	$—
Trading balances due from KNOT and affiliates	1,803	348
Amount due from related parties	$2,230	$348
Trading balances due to KOAS	$1,339	$1,696
Trading balances due to KNOT and affiliates	496	410
Amount due to related parties	$1,835	$2,106

Amounts due from and due to related parties are unsecured and intended to be settled in the ordinary course of business. The majority of these related party transactions relate to vessel management and other fees due to KNOT, KNOT Management, KOAS UK and KOAS.

(d) Trade accounts payable and other current assets

Trade accounts payable to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2024	2023
Balance Sheet:
Trading balances due to KOAS	$1,394	$1,158
Trading balances due to KNOT and affiliates	1,379	2,045
Trade accounts payables to related parties	$2,773	$3,203

Trading balances from KNOT and affiliates are included in other current assets in the balance sheet. The balances from related parties consisted of the following:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2024	2023
Balance Sheet:
Trade receivables due from KNOT and affiliates (refer to Note 19 (b))	$804	$—
Other trading balances due from KOAS	521	376
Other current assets from related parties	$1,325	$376

(e) Acquisitions from KNOT

On September 3, 2024, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 31 AS, the company that owns and operates the Tuva Knutsen. This acquisition was accounted for as an acquisition of assets.

The board of directors of the Partnership (the “Board”) and the Conflicts Committee of the Board approved the purchase price for the transaction described above. The Conflicts Committee retained an outside financial advisor and outside legal counsel to assist with its evaluation of the Tuva Knutsen Acquisition. See Note 24—Acquisitions.

(f) Sale of Vessel to KNOT

On September 3, 2024, the Partnership sold its 100% interest in KNOT Shuttle Tankers 20 AS, the company that owns and operates the Dan Cisne, to KNOT in an asset swap where the Partnership acquired from KNOT the Tuva Knutsen as described in footnote (e) above. The sales price of the Dan Cisne was $30 million and the sales transaction resulted in a net gain of $0.7 million.

The Board and the Conflicts Committee of the Board approved the sales price for the transaction described above. The Conflicts Committee retained an outside financial advisor and outside legal counsel to assist with its evaluation of the Dan Cisne Sale.

The cost of the fee paid to the financial advisor was divided equally between the Partnership and KNOT. Sales related costs of $0.03 million as of September 3, 2024, were deducted from the net gain of disposal of the Dan Cisne.